Provisions for legal proceedings - Summary of Judicial Deposits with Legal Proceedings (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current judicial deposits (assets) [abstract]
Tax	$ 5,297	$ 4,563
Labor	1,174	1,161
Civil	925	823
Environmental	165	160
Others	6	4
Total	$ 7,567	$ 6,711	$ 5,582